Annual Operating Expenses {- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-03 - Fidelity Managed Retirement 2030 Fund - Fidelity Advisor Managed Retirement 2030 Fund: Class Z6
Sep. 29, 2020
Operating Expenses:
Management fee	0.28%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.28%